Withholding Taxes Receivables, Net (Details) - Schedule of current and non current portion of tax receivables - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of current and non current portion of tax receivables [Abstract]
Current portion		$ 690,487
Non-current portion	3,531,953	3,534,552
Withholding taxes receivables, net	$ 3,531,953	$ 4,225,039